Summary of Quarterly Results of Operations and Per Share Amounts (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total interest income	$ 11,868,000	$ 11,269,000	$ 10,871,000	$ 10,596,000	$ 10,417,000	$ 10,080,000	$ 10,022,000	$ 9,683,000	$ 9,662,000	$ 9,688,000	$ 8,574,000	$ 8,447,000	$ 44,603,997	$ 40,201,856	$ 36,370,782
Total interest expense	1,176,000	1,202,000	1,016,000	922,000	804,000	793,000	806,000	804,000	791,000	833,000	726,000	623,000	4,315,335	3,207,448	2,972,807
Net interest income	10,692,000	10,067,000	9,855,000	9,674,000	9,613,000	9,287,000	9,216,000	8,879,000	8,871,000	8,855,000	7,848,000	7,824,000	40,288,662	36,994,408	33,397,975
Provision for loan losses	88,000	143,000	204,000	190,000	10,000	250,000	0	150,000	152,000	631,000	277,000	358,000	625,271	410,069	1,418,260
Net interest income after provision for loan losses	10,604,000	9,924,000	9,651,000	9,484,000	9,603,000	9,037,000	9,216,000	8,729,000	8,719,000	8,224,000	7,571,000	7,466,000	39,663,391	36,584,339	31,979,715
Total non-interest income	2,705,000	3,099,000	2,961,000	2,484,000	1,903,000	1,982,000	1,854,000	1,850,000	2,055,000	2,021,000	2,055,000	1,672,000	11,247,334	7,588,532	7,803,468
Total non-interest expense	10,132,000	9,416,000	8,921,000	8,395,000	8,275,000	7,977,000	8,092,000	7,818,000	8,051,000	8,071,000	7,384,000	7,227,000	36,861,699	32,161,122	30,733,608
Income tax expense	870,000	1,049,000	1,042,000	969,000	873,000	815,000	793,000	732,000	682,000	641,000	629,000	484,000	3,930,339	3,213,047	2,435,879
Net income	2,307,000	2,558,000	2,649,000	2,604,000	2,358,000	2,227,000	2,185,000	2,029,000	2,041,000	1,533,000	1,613,000	1,427,000	10,118,687	8,798,702	6,613,696
Preferred dividends	195,000	86,000	86,000	85,000	85,000	86,000	86,000	85,000	86,000	85,000	86,000	106,000
Net income applicable to common stockholders	$ 2,112,000	$ 2,472,000	$ 2,563,000	$ 2,519,000	$ 2,273,000	$ 2,141,000	$ 2,099,000	$ 1,944,000	$ 1,955,000	$ 1,448,000	$ 1,527,000	$ 1,321,000	$ 9,666,382	$ 8,456,242	$ 6,250,743
Per common share:
Net income, basic	$ 0.39	$ 0.46	$ 0.47	$ 0.47	$ 0.42	$ 0.40	$ 0.39	$ 0.36	$ 0.37	$ 0.27	$ 0.30	$ 0.26	$ 1.86	$ 1.64	$ 1.27
Net income, diluted	0.26	0.45	0.47	0.46	0.42	0.39	0.39	0.36	0.36	0.27	0.29	0.25	1.64	1.62	1.25
Cash dividends declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15	$ 0.15